POST-EMPLOYMENT BENEFITS - Reconciliation of the liabilities of the pension plans and other benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in balance sheet and statement of income for the year
Fair value of plan assets	R$ (19,422,764)	R$ (23,153,018)
Defined benefit pension plan
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or totally hedged	26,134,809	23,084,912
Fair value of plan assets	(24,149,547)	(23,153,018)
Net Liabilities (Assets)	1,985,262	(68,107)
Net current service cost	7,684	50,269
Net interest cost	(155,747)	(180,742)
Actuarial Expense/(Revenue) recognized in the year	R$ 148,063	R$ 130,473